CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - CONDENSED STATEMENTS OF CASH FLOWS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
STATEMENTS OF CASH FLOWS
Cash provided by/ (used in) operating activities	¥ (109,068)	$ (15,598)	¥ 96,281	¥ 232,838
Cash (used in)/provided by investing activities	4,876	698	26,661	40,930
Cash provided by/ (used in) financing activities	(160,087)	(22,891)	(73,979)	(22,579)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(9,336)	(1,335)	(2,789)	(4,185)
Net increase/ (decrease) in cash, cash equivalents and restricted cash	(273,615)	(39,126)	46,174	247,004
Cash, cash equivalents and restricted cash at the beginning of year	491,065	70,221	444,891	197,887
Cash, cash equivalents and restricted cash at the end of year	217,450	31,095	491,065	444,891
Supplemental disclosure of non-cash investing and financing activities
Receivables related to exercise of stock option			(11)	(32)
Parent Company
STATEMENTS OF CASH FLOWS
Cash provided by/ (used in) operating activities	(20,469)	(2,927)	6,015	313
Cash (used in)/provided by investing activities	108,951	15,579	2,725	(450)
Cash provided by/ (used in) financing activities	(6,210)	(888)	2,810	9
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(702)	(100)	(102)	(20)
Net increase/ (decrease) in cash, cash equivalents and restricted cash	81,570	11,664	11,448	(148)
Cash, cash equivalents and restricted cash at the beginning of year	12,592	1,801	1,144	1,292
Cash, cash equivalents and restricted cash at the end of year	94,162	13,465	12,592	1,144
Supplemental disclosure of non-cash investing and financing activities
Receivables related to exercise of stock option	¥ (10)	$ (1)	¥ (11)	¥ (32)